Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	Quarter Ended
(In millions, except per share amounts)	March 31	June 30	September 30	December 31
2019 -
Sales	$1,004.8	$1,080.4	$1,018.7	$1,018.6
Gross Profit	131.1	177.7	159.7	169.3
Net income	16.3	78.5	115.3	60.0
Net income attributable to ATI	15.0	75.1	111.0	56.5
Basic income attributable to ATI per common share	$0.12	$0.60	$0.88	$0.45
Diluted income attributable to ATI per common share	$0.12	$0.54	$0.78	$0.41
Average shares outstanding	125.8	126.1	126.1	126.1
2018 -
Sales	$979.0	$1,009.5	$1,020.2	$1,037.9
Gross Profit	148.6	173.7	160.4	147.6
Net income	60.5	75.6	55.6	45.0
Net income attributable to ATI	58.0	72.8	50.5	41.1
Basic income attributable to ATI per common share	$0.46	$0.58	$0.40	$0.33
Diluted income attributable to ATI per common share	$0.42	$0.52	$0.37	$0.30
Average shares outstanding	125.7	125.7	125.7	125.7